Financial instruments and risk management	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risk Management
Financial instruments and risk management

37.	Financial instruments and risk management

Among the financial instruments registered in the Company, there are derivatives that are financial assets or liabilities measured at fair value through profit or loss. At each balance sheet date such assets/liabilities are measured at their fair value. Interest, monetary correction, foreign exchange variation and variations arising from the fair value measurement, where applicable, shall be recognized in the result when incurred, under the line of financial revenues or expenses.

Derivatives are initially recognized at fair value on the date the derivative agreement is entered into, and are subsequently remeasured at fair value. The Company does not apply “hedge accounting”.

The company carries out transactions with derivative financial instruments, without speculative purposes, only with the aim of i) reducing risks related to foreign exchange variation and ii) managing interest rate exposure. The Company's derivative financial instruments are specifically represented by swap and options contracts.

The company's financial instruments are being presented in compliance with IFRS 9.

The main risk factors to which the Company is exposed are:

(i) Exchange rate risks

The exchange rate risks relate to the possibility of the Company computing i) losses derived from fluctuations in exchange rates by increasing the balances of debt with loans and financing obtained in the market and the corresponding financial expenses or ii) increase in cost in commercial contracts that have some type of link to foreign exchange variation. In order for these types of risks to be mitigated, the company performs: swap contracts with financial institutions with the aim of canceling the impacts arising from the fluctuation of exchange rates on the balance sheet and financial result and commercial contracts with foreign exchange band clauses with the aim of partially mitigating foreign exchange risks or derivative financial instruments to reduce the remaining risks of foreign exchange exposure in commercial contracts.

On December 31, 2024 and December 31, 2023, the Company's loans and financings indexed to the variation of foreign currencies are fully protected, both in terms and in value, by swap contracts. Gains or losses on these swap contracts are recorded in the company's earnings.

(ii) Interest rate risks

Interest rate risks refer to:

The possibility of variations in the fair value of the loans obtained by the company indexed to TJLP, IPCA, fixed rate and/or TLP, when such rates pose a risk to the company’s perspective of not corresponding proportionally to the rates relating to Interbank Certificates of Deposit (CDI). The Company opted to hedge the exposure linked to the IPCA arising from the issuance of debentures, financing to BNDES (FINAME) and BNB, all of them until maturity.

The possibility of an unfavorable movement in interest rates would cause an increase in the financial expenses of the Company, as a result of the share of the debt and the passive positions that the Company has in swap contracts linked to floating interest rates (percentage of the CDI). However, on December 31, 2024 and December 31, 2023, the Company maintains its financial resources applied to Interbank Certificates of Deposit (CDI), which substantially reduces this risk.

(iii) Credit risk inherent in the provision of services

The risk is related to the possibility of the Company computing losses derived from the inability of the subscribers to honor the payments of the invoiced amounts. To minimize this risk, the company preventively performs credit analysis of all orders imputed by the sales areas and monitors the accounts receivable of subscribers, blocking the ability to use services, among other actions, if customers do not pay their debts. There are no customers who have contributed more than 10% of accounts receivable on December 31, 2024 and December 31, 2023 or revenues from services rendered during the years ended December 31, 2024, 2023 and 2022.

(iv) Credit risk inherent in the sale of telephone sets and prepaid telephone cards

The group's policy for the sale of telephone devices and the distribution of prepaid telephone cards is directly related to the credit risk levels accepted during the normal course of business. The selection of partners, the diversification of the portfolio of accounts receivable, the monitoring of loan conditions, the positions and limits of orders established for traders, the formation of collateral are procedures adopted by the company to minimize possible collection problems with its trading partners. There are no customers who contributed more than 10% of revenues from sale of goods during the years ended December 31, 2024, 2023 and 2022. There are no customers who contributed more than 10% of the accounts receivable from the sale of goods on December 31, 2024 and December 31, 2023.

(v)       Liquidity risk

Liquidity risk arises from the need for cash before the obligations assumed. The Company structures the maturities of its non-derivative financial instruments and their respective derivative financial instruments so as not to affect liquidity. See Notes 18 and 21.

The liquidity and cash flow management of the Company are carried out daily to ensure that the operational cash generation and prior fund raising, when necessary, are sufficient to maintain its schedule of operational and financial commitments.

All interest earning bank deposits of the Company have daily liquidity and the Management may, even in specific cases: i) revise the dividend payment policy; ii) issue new shares; and/or iii) sell assets to increase liquidity.

(vi) Financial credit risk

The cash flow forecast is performed by the Finance Executive Board, which monitors the continuous forecasts of the liquidity requirements to ensure that the Company has enough cash to satisfy its operating needs. This forecast takes into consideration the investment, debt financing plans, compliance with covenants, attainment of the internal goals and if applicable, external or legal regulatory requirements.

The risk is related to the possibility of the Company posting losses resulting from difficulties in the redemption of short-term interest earning bank deposits and swap contracts, due to possible insolvency of counterparties. The Company minimizes the risk associated with these financial instruments by maintaining operations only with financial institutions of recognized market strength, in addition to following a policy that establishes maximum levels of risk concentration per financial institution.

Fair value of derivative financial instruments:

The derivative financial instruments are presented below:

	2024		2023
	Assets	Liabilities	Assets	Liabilities

Operations with derivatives	379,888	224,275	304,959	239,714
Other derivatives(i)	522,822	-	502,453	-
	902,710	224,275	807,412	239,714

Current portion	(379,888)	(224,275)	(299,539)	(239,714)
Non-current portion	522,822	-	507,873	-

 (ii) Other derivatives are instruments of share subscription options represent the option of the Company to subscribe 4.62% of the shares of C6 capital on December 31, 2024 (4.44% on December 31, 2023), where the Group/Company paid a share subscription premium in the amount of R$ 26.3 million until December 31, 2024 (R$ 25.5 million until December 31, 2023). As required by IFRS 9, the financial instrument must be valued at its fair value that on December 31, 2024 corresponds to R$ 523 million (R$ 502 million as of December 31, 2023).

The impact of the mark-to-market is calculated by the difference in the fair value of the option less the amount paid for the share subscription premium. This financial instrument was measured at fair value and subsequently revaluated and possible changes recorded in the Company’s financial income (loss) for the year, considering the arbitration risks disclosed in Note 41.

Non-derivative financial liabilities are substantially composed of accounts payable with suppliers, dividends payable and other obligations, the maturity of which will occur in the next 12 months, except for loans and financing and leases, the nominal flows of payments of which are disclosed in Notes 21 and 18.

Financial instruments measured at fair value:

	2024
	Level 1	Level 2	TOTAL

Total assets	2,662,076	1,240,985	3,903,061

Financial assets at fair value through profit or loss	2,662,076	1,240,985	3,903,061

Derivative financial instruments		379,888	379,888
Other derivatives	-	522,822	522,822
Marketable securities	2,449,682	-	2,449,682
Other financial assets	212,394	338,275	550,669

Total liabilities	-	224,275	224,275

Financial liabilities at fair value through profit or loss	-	224,275	224,275

Derivative financial instruments	-	224,275	224,275

	2023
	Level 1	Level 2	TOTAL

Total assets	2,025,202	970,370	2,995,572

Financial assets at fair value through profit or loss	2,025,202	970,370	2,995,572

Derivative financial instruments	-	304,959	304,959
Other derivatives	-	502,453	502,453
Marketable securities	1,971,439	-	1,971,439
Other financial assets	53,763	162,958	216,721

Total liabilities	-	239,714	239,714

Financial liabilities at fair value through profit or loss	-	239,714	239,714

Derivative financial instruments	-	239,714	239,714

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is seen as active if quoted prices are ready and regularly available from a stock exchange, distributor, broker, industry group, pricing service, or regulatory agency, and those prices represent real market transactions and that occur regularly on purely commercial basis. These instruments are included in the Level 1. The instruments included in Level 1 mainly comprise the equity investments of bank certificates of deposit (CDB) and committed classified as securities for trading.

The fair value of financial instruments that are not traded on active markets (for example, over-the-counter derivatives) is determined based on valuation techniques. These valuation techniques maximize the use of the data adopted by the market where it is available and rely as little as possible on entity-specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument is included in Level 2.

If relevant information is not based on data adopted by the market, the instrument is included in Level 3.

Specific evaluation techniques used to measure the financial instruments include:

•	Quoted market prices or quotes from financial institutions or brokerage firms for similar instruments.
•	The fair value of swaps of interest rate is calculated at the present value of future cash flows estimated based on yield curves adopted by the market.
•	Other techniques, such as analysis of discounted cash flows, available data of the last relevant transaction and analysis of results based on multiples of similar companies, are used to determine the fair value of the remaining financial instruments.

The fair values of currency derivative financial instruments and interest rates of the Company were determined by means of future cash flows (active and passive position) using the contracted conditions and bringing these flows to present value through discounts for the use of future interest rate disclosed by market sources. Fair values were estimated at a specific time, based on available information and own evaluation methodologies.

Financial risk hedge policy adopted by the Company

The Company's policy establishes that mechanisms must be adopted to protect against financial risks arising from the contracting of financing in foreign currency or indexed to the interest rate, in order to manage said exposure.

The contracting of derivative financial instruments against foreign exchange exposure shall occur simultaneously with the contracting of the debt that gave rise to such exposure. The level of coverage to be contracted for such foreign exchange exposures shall be 100% of the risk, both in terms and in value. To cover interest rates, it is up to the Company to elect or not to contract a hedging mechanism, as provided for in the internal policies.

On December 31, 2024, there are no margins or guarantees applied to transactions with derivative financial instruments of the Company.

Based on mandatory market developments, we changed the index of our debt with KFW/Finnvera from Libor to SOFR.

Likewise, for maintaining the hedge, we migrated the swap transaction with Bank of America, which until then was indexed to Libor and became indexed to SOFR as of January 2024. Transition without any cash effect and with the same cost as a percentage of the original CDI.

The selection criteria of financial institutions follow parameters that take into account the rating provided by renowned risk analysis agencies, shareholders’ equity and levels of concentration of operations and resources.

The operations with derivative financial instruments contracted by the company and in force on December 31, 2024 and December 31, 2023 are shown in the following table:

December 31, 2024

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	SOFR X DI	KFW/Finnvera	Bank of America	33,031	33,031	100%	SOFR + 1.17826% p.a.	92.59% CDI
BRL	IPCA x DI	BNB	XP and ITAU	585,129	586,525	100%	IPCA + 1.22−1.49% p.a.	55.19−69.50% CDI
BRL	IPCA x DI	DEBENTURE	ITAU	1,972,245	1,976,088	100%	IPCA + 4.0432% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	385,592	386,743	100%	IPCA + 4.23% p.a.	96.95% CDI

¹	In certain swap contracts, long position includes the cost of income tax (15%) and few debt contracts linked to IPCA were remeasured due to the deflation. After related taxes, coverage remains at 100%.

December 31, 2023

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	LIBOR X DI	KFW/Finnvera	JP Morgan and Bank of America	125,854	125,854	100%	LIBOR 6M + 0.75% p.a.	79.00−92.59% CDI
BRL	IPCA x DI	BNB	XP and ITAU	206,140	207,987	100%	IPCA + 1.22−1.49% p.a.	67.73–69.50% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	485,498	485,740	100%	1.73% p.a.	CDI + 1.05% CDI
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,068	517,727	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,880,389	1,882,880	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	392,340	393,389	100%	IPCA + 4.23% p.a.	96.95% CDI

¹	In certain swap contracts, long position includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

Position showing the sensitivity analysis – effect of variations in the fair value of the swaps

For the purpose of identifying possible distortions arising from operations with derivative financial instruments currently in force, a sensitivity analysis was performed considering the variables CDI, US dollar (USD), SOFR and IPCA, individually, in three distinct scenarios (probable, possible and remote), and their respective impacts on the results obtained.

Our assumptions basically observed the individual effect of the CDI, USD, SOFR and IPCA variation used in the transactions as the case may be, and for each scenario the following percentages and quotes were used:

Sensitivity scenario (i)		Fair value in USD, EUR, BRL and IPCA (ii)	A) ∆ Accumulated variation in debt	Fair value of the long position of the swap (+)	Fair value of the short position of the swap (-)	Swap result	B) ∆ Accumulated variation in swap	C) Final result (B-A)

	Dez./24	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-

CDI	probable	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-
	possible	2,741,766	-	2,741,766	(2,577,919)	163,847	7,878	7,878
	remote	2,741,766	-	2,741,766	(2,570,966)	170,800	14,832	14,832
USD	probable	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-
	possible	2,750,014	8,248	2,750,014	(2,585,797)	164,217	8,248	-
	remote	2,758,263	16,496	2,758,263	(2,585,797)	172,466	16,496	-
SOFR	probable	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-
	possible	2,742,079	313	2,742,079	(2,585,797)	156,282	313	-
	remote	2,742,392	626	2,742,392	(2,585,797)	156,595	626	-
IPCA	probable	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-
	possible	2,637,067	(104,699)	2,637,067	(2,585,797)	51,270	(104,699)	-
	remote	2,538,933	(202,834)	2,538,933	(2,585,797)	(46,864)	(202,834)	-

(i)	Scenarios sensitized with the following increases in rates: probable scenario without increase; possible scenario with 25% increase; and remote scenario with 50% increase.

(ii)	KFW Finnvera, BNB, Debenture and BNDES.

Risk variable	Sensitivity scenario (i)	CDI	USD	SOFR	IPCA

CDI	Probable	12.15%	6.1923	5.09%	4.83%
	Possible	15.19%	6.1923	5.09%	4.83%
	Remote	18.23%	6.1923	5.09%	4.83%
USD	Probable	12.15%	6.1923	5.09%	4.83%
	Possible	12.15%	7.7404	5.09%	4.83%
	Remote	12.15%	9.2885	5.09%	4.83%
SOFR	Probable	12.15%	6.1923	5.09%	4.83%
	Possible	12.15%	6.1923	6.36%	4.83%
	Remote	12.15%	6.1923	7.63%	4.83%
IPCA	Probable	12.15%	6.1923	5.09%	4.83%
	Possible	12.15%	6.1923	5.09%	6.04%
	Remote	12.15%	6.1923	5.09%	7.25%

(i)	Scenarios sensitized with the following increases in rates: probable scenario without increase; possible scenario with 25% increase; and remote scenario with 50% increase.

As the Company has derivative financial instruments for the purposes of protection of its respective financial liabilities, the changes in the scenarios are accompanied by the respective object of protection, thus showing that the effects related to the exposure generated in the swaps will have their counterpart reflected in the debt. For these transactions, the Company discloses the fair value of the object (debt) and the protective derivative financial instrument on separate lines, as demonstrated above in the sensitivity analysis demonstration table, in order to report the Company's net exposure in each of the scenarios mentioned.

It is noteworthy that the operations with derivative financial instruments contracted by the Company have as sole objective the patrimonial protection. In this way, an improvement or worsening in their respective market values will be equivalent to an inverse movement in the corresponding portions of the value of the financial debt contracted, object of the derivative financial instruments of the company.

The sensitivity analyses for derivative financial instruments in force on December 31, 2024 were carried out considering, basically, the assumptions related to changes in market interest rates and the change in the US dollar used in swap contracts. The use of these assumptions in the analysis is due exclusively to the characteristics of derivative financial instruments, which have exposure only to changes in interest and exchange rates.

Chart of gains and losses with derivatives during the year

	2024	2023	2022
Net income (loss) from derivative operations	(78,964)	(210,397)	(364,638)
Income (loss) from operations with other derivatives	19,587	39,173	160,414

Capital management

The Group's objectives in managing its capital are to safeguard its business continuity capacity to offer return to shareholders and benefits to the other stakeholders besides maintaining a capital structure to reduce this cost. To maintain or adjust the group's capital structure, management may review the dividend payment policy, return capital to shareholders, or issue new shares or sell assets to reduce, for example, the level of debt. The financial leverage ratios on December 31, 2024 and December 31, 2023 can be summarized as follows:

	2024	2023

Total loans and derivatives (Notes 21 and 37)	2,357,066	3,203,248
Leases - Liabilities (Note 18)	12,575,846	12,256,775
Leases - Assets (Note 18)	(240,387)	(236,341)
Less: Cash and cash equivalents (Note 4)	(3,258,743)	(3,077,931)
FIC (Note 5)	(2,434,441)	(1,958,490)
Net debt	8,999,341	10,187,261
Other derivatives (Note 37)	522,822	502,453
Financing of 5G License	990,775	952,600
Adjusted net debt	10,512,938	11,642,314
EBITDA (i) (last 12 months)	12,532,722	11,834,327
Financial leverage index	0.84	0.98

Reconciliation of net income to EBITDA:

Net income	3,153,881	2,837,422
Finance income (cost), net	1,884,224	1,533,265
Income tax and social contribution	468,582	346,611
Depreciation and amortization	7,026,035	7,117,029
EBITDA (i)	12,532,722	11,834,327

(i)	EBITDA: Earnings before interest, tax, depreciation and amortization (it is not an accounting metric)

Changes in financial liabilities

Changes in liabilities arising from financing activities such as loans and financing, lease liabilities lease and financial instruments are presented below:

	Loans and financing	Lease liability (i)	Derivative financial instruments (assets) liabilities

December 31, 2023	3,770,946	12,256,775	(567,698)
Additions	503,351	2,639,801	(20,370)
Cancellations	-	(493,143)	-
Financial charges	261,094	1,471,288	136,107
Net foreign exchange variations	57,125	-	(57,143)
Payments of principal	(1,413,497)	(1,838,667)	(13,255)
Payment of interest	(143,518)	(1,460,208)	(156,075)
December 31, 2024	3,035,501	12,575,846	(678,434)

	Loans and financing	Lease liability (i)	Derivative financial instruments (assets) liabilities

December 31, 2022	4,969,825	12,831,865	(508,251)
Additions	-	2,365,659	122,218
Cancellations	-	(1,072,708)	-
Financial charges	319,861	1,365,024	95,115
Net foreign exchange variations	(115,283)	-	115,282
Payments of principal	(1,197,950)	(1,812,508)	(13,987)
Payment of interest	(205,507)	(1,420,557)	(378,075)

December 31, 2023	3,770,946	12,256,775	(567,698)

(i)	Lease liability payments include payments of fines in the amount of R$ 287 million (R$ 238 million in 2023).

	Loans and financing	Lease liabilities	Derivative financial instruments (assets) liabilities

December 31, 2021	3,845,465	9,063,539	(447,132)
Additions	1,568,343	2,472,827	(166,779)
Cozani acquisition – opening balance 04/30/2022	-	2,929,448	-
Cancellations	-	(93,491)	-
Financial charges	298,718	1,329,839	345,184
Net foreign exchange variations	(19,567)	-	19,454
Payments of principal	(565,303)	(1,566,344)	(281,698)
Payment of interest	(157,831)	(1,303,953)	22,720

December 31, 2022	4,969,825	12,831,865	(508,251)